PROPERTY, PLANT AND EQUIPMENT - Depreciation of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	$ 420	$ 385
Recorded in cost of product sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	222	204
Selling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	176	160
General and administrative [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	22	21
Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	$ 11	$ 24